DEPOSITS (Schedule of Deposit Accounts) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Time deposits
$100,000 or greater but less than $250,000	$ 96,465	$ 105,191
Greater than $250,000	101,734	100,843
Savings deposits
$100,000 or greater but less than $250,000	114,570	97,611
Greater than $250,000	$ 254,535	$ 240,803